Commitments and Contingency (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingency [Abstract]
Schedule of Balance Sheets	Summary information regarding consolidated VIEs and their subsidiaries is as follows.
	As of December 31,
	2022	2021
Current assets	$11,276,852	$11,779,996
Total non-current assets	$9,102,933	$4,173,234
Total Assets	$20,379,785	$15,953,230
Total liabilities	$5,329,843	$3,793,609

Schedule of Operations
	Years Ended December 31,
	2022	2021	2020
Revenues	$6,228,595	$6,473,638	$5,804,727
Net income	$1,684,991	$2,061,517	$1,735,340

Schedule of Cash Flows
	Years Ended December 31,
	2022	2021	2020
Net cash provided by (used in) operating activities	$4,016,852	$(757,861)	$3,025,193
Net cash (used in) provided by investing activities	$(7,349,231)	$400,006	$(865,047)
Net cash provided by financing activities	$2,749,498	$-	$-